Financial instruments-Risk management and fair value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 162,544	$ 145,273
Expected credit loss	$ 3,297	$ 7,690
Current
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 153,289	$ 127,412
Expected credit loss	$ 35	$ 28
Less than 30
Disclosure of credit risk exposure [line items]
Expected credit loss rate	8.80%	5.90%
Gross carrying amount	$ 2,487	$ 2,877
Expected credit loss	$ 218	$ 170
30-60
Disclosure of credit risk exposure [line items]
Expected credit loss rate	9.00%	13.10%
Gross carrying amount	$ 1,174	$ 2,134
Expected credit loss	$ 106	$ 279
60-90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	24.40%	30.50%
Gross carrying amount	$ 258	$ 545
Expected credit loss	$ 63	$ 166
>90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	53.90%	57.30%
Gross carrying amount	$ 5,336	$ 12,305
Expected credit loss	$ 2,875	$ 7,047